UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1. NAME AND ADDRESS OF ISSUER:  BRIDGES INVESTMENT FUND, INC.
                                256 DURHAM PLAZA
                                8401 WEST DODGE ROAD
                                OMAHA, NEBRASKA  68114

2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS
   FORM IS FILED.  (IF THE FORM IS BEING FILED FOR ALL SERIES AND
   CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX, BUT DO NOT
   LIST SERIES OR CLASSES): / /

          CAPITAL STOCK

3. INVESTMENT COMPANY ACT FILE NUMBER:  811-1209

   SECURITIES ACT FILE NUMBER:  2-21600

4.(A) LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
        12-31-99

4.(B) / /  CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E. MORE THAN
           90 CALENDAR DAYS AFTER THE END OF THE ISSUER'S FISCAL
           YEAR). (SEE INSTRUCTION A.2)

     NOTE:  IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON

            THE REGISTRATION FEE DUE.

4.(C) / /  CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE
           FILING THIS FORM.

5. CALCULATION OF REGISTRATION FEE:

     (I)    AGGREGATE SALE PRICE OF SECURITIES SOLD
            DURING THE FISCAL YEAR PURSUANT TO
            SECTION 24(F):                             $4,507,323.29

     (II)   AGGREGATE PRICE OF SECURITIES REDEEMED OR
            REPURCHASED DURING THE FISCAL YEAR:        $2,549,091.56

     (III)  AGGREGATE PRICE OF SECURITIES REDEEMED OR
            REPURCHASED DURING ANY PRIOR FISCAL YEAR
            ENDING NO EARLIER THAN OCTOBER 11, 1995
            THAT WERE NOT PREVIOUSLY USED TO REDUCE
            REGISTRATION FEES PAYABLE TO THE
            COMMISSION:                                $ 0

     (IV)   TOTAL AVAILABLE REDEMPTION CREDITS (ADD
            ITEMS 5(II) AND 5(III):                    $2,549,091.56

     (V)    NET SALES -- IF ITEM 5(I) IS GREATER THAN
            ITEM 5(IV) [SUBTRACT ITEM 5(IV) FROM
            ITEM 5(I)]:                                $1,958,231.73

     (VI)   REDEMPTION CREDITS AVAILABLE FOR USE IN
            FUTURE YEARS -- IF ITEM 5(I) IS LESS THAN  $ 0
            ITEM 5(IV) [SUBTRACT ITEM 5(IV) FROM
            ITEM 5(I):

     (VII)  MULTIPLIER FOR DETERMINING REGISTRATION
            FEE (SEE INSTRUCTION C.9):  260/MILLION
                                        .000264        $0.000264

     (VIII) REGISTRATION FEE DUE [MULTIPLY ITEM 5(V)
            BY ITEM 5(VII)] (ENTER "0" IF NO FEE IS
            DUE):                                      $516.97

6. PREPAID SHARES

     IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24E-2 AS IN EFFECT BEFORE OCTOBER 11, 1997, THEN REPORT THE AMOUNT
     OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS) DEDUCTED HERE:  48,237   IF
     THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT TO RULE 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE: -0-

7. INTEREST DUE -- IF THIS FORM IS BEING FILED MORE
   THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL
   YEAR (SEE INSTRUCTION D):                                $ 0

8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS
   ANY INTEREST DUE [LINE 5(VIII) PLUS LINE 7]:             $516.97

9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT
   WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY:

          METHOD OF DELIVERY:

            03/29/00  WIRE TRANSFER
             /  /     MAIL OR OTHER MEANS





                                   SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.


                                   ____________________
BY: (SIGNATURE AND TITLE)          EDSON L. BRIDGES III
                                   PRESIDENT

DATE:  MARCH 29, 2000














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